Accrued Liabilities and Other Payables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of accrued liabilities and other payables
Bonus payables	$ 1,258,449	$ 2,121,957
VAT and other taxes payables	830,795	774,290
Other accrued liabilities	2,552,648	2,776,912
Total accrued liabilities and other payables	$ 4,641,892	$ 5,673,159